UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09143
Eaton Vance Florida Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Florida Municipal Income Trust                                                                             as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,018,620
		$1,018,620
Escrowed / Prerefunded — 4.1%
$500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$593,670
1,805	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,968,334
		$2,562,004
Health Care - Miscellaneous — 0.2%
$147	Osceola County Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	$147,104
		$147,104
Hospital — 19.6%
$850	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$823,573
500	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	499,960
1,030	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,033,893
1,250	Jacksonville Economic Development Authority, (Mayo Clinic), 5.50%, 11/15/36	1,291,475
1,000	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 4.75%, 11/15/36	900,880
2,050	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	2,014,925
3,135	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), 5.00%, 8/15/42	3,091,580
1,075	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), 5.25%, 11/15/33	1,148,186
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,438,584
		$12,243,056
Housing — 5.6%
$650	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	$637,436
525	Escambia County Housing Finance Authority, Single Family Mortgage, (Multi-County Program), (AMT), 5.50%, 10/1/31	528,591

$475	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	$528,618
2,000	Maryland Community Development Administration, Multifamily Housing, (AMT), 4.85%, 9/1/47	1,803,960
		$3,498,605
Industrial Development Revenue — 9.3%
$754	Broward County, Industrial Development Revenue, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$764,020
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,006,260
3,250	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	3,399,468
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	649,974
		$5,819,722
Insured-Education — 6.6%
$2,820	Florida Capital Improvement Revenue, (Gulf Coast University Financing), (MBIA), 4.75%, 8/1/32 (2)	$2,770,960
645	Orange County Educational Facility Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/32 (3)	671,735
650	Orange County Educational Facility Authority, (Rollins College Project), (AMBAC), 5.25%, 12/1/37 (3)	675,818
		$4,118,513
Insured-Electric Utilities — 7.1%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	$1,601,392
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,114,421
1,700	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	1,716,116
		$4,431,929
Insured-Escrowed/Prerefunded — 2.8%
$1,050	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), Prerefunded to 10/1/08 5.00%, 10/1/28	$1,074,707
650	Miami-Dade County, (Professional Sports Franchise), (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	698,575
		$1,773,282
Insured-General Obligations — 2.8%
$1,500	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (1)(4)	$1,725,840
		$1,725,840

Insured-Hospital — 1.6%
$1,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	$1,017,420
		$1,017,420
Insured-Housing — 1.8%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,104,213
		$1,104,213
Insured-Other Revenue — 5.0%
$2,000	Miami-Dade County, (Professional Sports Franchise), (MBIA), 4.75%, 10/1/30	$1,965,500
1,150	Pembroke Pines Capital Improvement Revenue, (Forman Project), (AMBAC), 5.00%, 12/1/31	1,164,789
		$3,130,289
Insured-Special Tax Revenue — 26.5%
$1,485	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,392,291
2,910	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (5)	2,920,379
2,100	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,121,903
1,470	Miami Beach, Resort Tax, (AMBAC), 6.25%, 10/1/22	1,736,085
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	690,141
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	968,850
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	974,962
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,404,514
500	Orange County Tourist Development Tax, (AMBAC), 5.125%, 10/1/30	530,310
14,850	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,311,552
2,535	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	383,748
5,030	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	723,213
3,165	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	432,054
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	973,490
		$16,563,492
Insured-Transportation — 32.4%
$2,500	Florida Mid-Bay Bridge Authority, (AMBAC), 4.625%, 10/1/32	$2,393,600
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,297,565
4,500	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (5)	4,617,480
2,000	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	2,001,260
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	526,055
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	688,519

$120	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38	$118,318
3,975	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (5)	3,919,310
750	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	749,198
3,000	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34 (5)	2,995,340
		$20,306,645
Insured-Water and Sewer — 22.3%
$1,000	Emerald Coast, Utility Authority Revenue, (FGIC), 4.75%, 1/1/31	$979,900
2,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33 (6)	2,034,000
1,500	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	1,560,675
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,013,350
2,500	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/32	651,200
2,415	Port St. Lucie, Utility System Revenue, (MBIA), 0.00%, 9/1/33	595,201
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,125,280
1,156	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (5)	1,146,004
1,844	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (5)	1,881,716
		$13,987,326
Nursing Home — 1.6%
$265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$271,657
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	754,999
		$1,026,656
Senior Living / Life Care — 2.0%
$1,200	Lee County Industrial Development Authority, (Shell Point Village), 5.50%, 11/15/29	$1,255,164
		$1,255,164
Special Tax Revenue — 17.5%
$90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$88,334
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	486,440
275	Dupree Lakes Community Development District, 5.00%, 11/1/10	274,750
205	Dupree Lakes Community Development District, 5.00%, 5/1/12	198,809
360	Dupree Lakes Community Development District, 5.375%, 5/1/37	323,248
315	Heritage Harbor South Community Development District, (Capital Improvements), 6.20%, 5/1/35	322,582
240	Heritage Springs Community Development District, 5.25%, 5/1/26	222,341

$725	Heritage Springs Community Development District, 6.75%, 5/1/21	$733,127
340	New River Community Development District, 5.00%, 5/1/13	326,597
140	New River Community Development District, 5.35%, 5/1/38	124,881
350	North Springs Improvement District, (Heron Bay), 5.20%, 5/1/27	316,586
625	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	631,906
985	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	899,315
485	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	472,254
600	Sterling Hill Community Development District, 6.20%, 5/1/35	611,562
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	524,355
1,000	Tisons Landing Community Development District, 5.625%, 5/1/37	942,300
780	University Square Community Development District, 6.75%, 5/1/20	809,312
440	Vista Lakes Community Development District, 7.20%, 5/1/32	477,585
715	Waterlefe Community Development District, 6.95%, 5/1/31	753,939
175	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	175,842
1,270	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,266,228
		$10,982,293
Total Tax-Exempt Investments — 170.4% (identified cost $105,186,689)		$106,712,173
Other Assets, Less Liabilities — (13.7)%		$(8,597,416)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.7)%		$(35,507,881)
Net Assets Applicable to Common Shares — 100.0%		$62,606,876

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 63.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 26.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $2,319,510 or 3.7% of the Trust’s net assets applicable to common shares.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	When-issued security.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(5)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/07	25 U.S. Treasury Bond	Short	$(2,795,030)	$(2,789,063)	$5,967

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$1,500,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(60,190)
Lehman Brothers, Inc.	$2,475,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(14,098)
Merrill Lynch Capital Services, Inc.	$3,975,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(218,598)
					$(292,886)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$94,105,066
Gross unrealized appreciation	$3,114,639
Gross unrealized depreciation	(1,597,532)
Net unrealized appreciation	$1,517,107

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 18, 2007